SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current
Deferred
Total tax provisions